Taxes (Details) - Schedule of Provision for Income Tax - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Provision for Income Tax [Abstract]
Current income tax expense	$ 847,448	$ 1,098,087
Deferred income tax benefit
Income tax provision	$ 847,448	$ 1,098,087